SCHEDULE I - ADDITIONAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE I - ADDITIONAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	4,116,400,819	654,351,902	89,645,843
Short-term deposits	1,416,540,000	2,990,374,400	409,679,613
Prepayments	197,803	70,446	9,651
Other current assets	154,904,218	52,846,225	7,239,903
Total current assets	5,688,042,840	3,697,642,973	506,575,010
Investments in subsidiaries and VIEs	1,048,858,412	550,081,329	75,360,832
Total assets	6,736,901,252	4,247,724,302	581,935,842
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	39,095,925	36,531,297	5,004,768
Amounts due to subsidiaries and VIEs	344,337	349,475	47,878
Deferred revenue	8,128,004	754,304	103,339
Total current liabilities	47,568,266	37,635,076	5,155,985
Total liabilities	47,568,266	37,635,076	5,155,985
Shareholders’ equity
Ordinary shares	23,336	20,360	2,789
Treasury shares	(911,217,013)	—	—
Additional paid-in capital	10,670,286,906	7,514,498,337	1,029,482,050
Accumulated deficit	(3,485,007,183)	(3,791,817,469)	(519,476,864)
Accumulated other comprehensive income	415,246,940	487,387,998	66,771,882
Total shareholders’ equity	6,689,332,986	4,210,089,226	576,779,857
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,736,901,252	4,247,724,302	581,935,842

Schedule of condensed statements of comprehensive (loss) income

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
General and administrative expenses	(38,959,768)	(42,927,343)	(38,585,122)	(5,286,140)
Research and development expenses	—	—	—	—
Equity in loss of subsidiaries and share of loss from VIEs	(170,956,497)	(190,965,494)	(502,190,943)	(68,799,878)
Other operating income (expenses), net	42,792,705	19,838,460	(7,317,312)	(1,002,468)
Interest income	91,701,152	249,448,848	241,283,091	33,055,649
Foreign exchange gain, net	—	123,163	—	—
Net (loss) income	(75,422,408)	35,517,634	(306,810,286)	(42,032,837)
Foreign currency translation adjustment	434,612,446	93,256,170	72,141,058	9,883,284
Comprehensive income (loss)	359,190,038	128,773,804	(234,669,228)	(32,149,553)

Schedule of condensed statements of cash flows

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(75,422,408)	35,517,634	(306,810,286)	(42,032,837)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in loss of subsidiaries and share of loss from VIEs	170,956,497	190,965,494	502,190,943	68,799,878
Share-based compensation	6,196,546	—	—	—
Foreign exchange gain or loss	—	(123,163)	—	—
Changes in operating assets and liabilities:
Prepayments	11,223,022	55,435	127,357	17,448
Other current assets	(51,285,121)	(88,851,970)	62,701,861	8,590,121
Accrued expenses and other current liabilities	(34,425,208)	15,719,885	(2,564,628)	(351,353)
Deferred revenue	(10,363,176)	(11,583,600)	(7,373,700)	(1,010,194)
CASH PROVIDED BY OPERATING ACTIVITIES	16,880,152	141,699,715	248,271,547	34,013,063
Proceeds from disposal of short-term bank deposits	1,654,283,000	2,098,625,000	1,437,680,000	196,961,352
Purchases of short-term investments	(2,385,288,000)	(1,778,550,000)	(2,990,374,400)	(409,679,613)
Investment in subsidiaries	(181,739,530)	(16,196,850)	—	—
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(912,744,530)	303,878,150	(1,552,694,400)	(212,718,261)
Repurchase of ordinary shares	(108,967,252)	—	(105,509,037)	(14,454,679)
Dividend distributed to shareholders	—	—	(2,101,465,492)	(287,899,592)
CASH USED IN FINANCING ACTIVITIES	(108,967,252)	—	(2,206,974,529)	(302,354,271)
Effect of foreign exchange rate changes	372,915,098	96,480,231	49,348,465	6,760,712
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(631,916,532)	542,058,096	(3,462,048,917)	(474,298,757)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	4,206,259,255	3,574,342,723	4,116,400,819	563,944,600
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	3,574,342,723	4,116,400,819	654,351,902	89,645,843